Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31,	December 31,
	2020	2021
Cash in hand	$1,709	$294
Cash in banks	14,322,662	90,167,673
	$14,324,371	$90,167,967